Summary of Provisional Purchase Price Allocation Relating to Vidello Merger (Details) - USD ($)	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill	$ 21,991,721		$ 18,972,475
Vidello Limited [Member]
Business Combination [Line Items]
Business combination recognized asset acquired, cash and cash equivalents		$ 67,551
Business combination recognized asset acquired, property plant and equipment		9,375
Business combination recognized asset acquired asset		5,373,926
Business combination recognized liability assumed accounts payable		705
Business combination recognized identifiable assets acquired and liabilities assumed accrued expenses and other current liabilities		15,377
Business combination recognized liability assumed deferred revenue current		447,966
Business combination recognized liability assumed deferred tax liability		1,324,250
Business combination, recognized identifiable assets acquired and liabilities assumed, taxes payable		337,127
Business combination, recognized liability assumed liability		2,125,425
Business combination, recognized asset acquired to liabiltiy assumed excess		3,248,501
Goodwill		3,019,246
Business combination, recognized asset acquired to liability assumed excess and goodwill		6,267,747
Vidello Limited [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill		551,000
Vidello Limited [Member] | Trade Names [Member]
Business Combination [Line Items]
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill		736,000
Vidello Limited [Member] | Developed Technology [Member]
Business Combination [Line Items]
Business combination recognized asset acquired identifiable intangible asset, excluding goodwill		$ 4,010,000